Schedule of Geographical Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Total Interest Income	$ 270,626	$ 12,027	$ 20,000
Total Geographical Non-Current Assets	103,767,318	102,600,889
AUSTRALIA
Disclosure of operating segments [line items]
Total Interest Income	270,381	7,397	20,000
Total Geographical Non-Current Assets	511,073	1,470,024
CANADA
Disclosure of operating segments [line items]
Total Interest Income
Total Geographical Non-Current Assets	7,104,167	16,767,507
UNITED STATES
Disclosure of operating segments [line items]
Total Interest Income	245	4,630
Total Geographical Non-Current Assets	$ 96,152,078	$ 84,363,356